DEBT AND CREDIT SOURCES - Physical Delivery Forward (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions				12 Months Ended
	Sep. 29, 2020	Sep. 09, 2020	Jul. 17, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Subsidiary or Equity Method Investee [Line Items]
Remeasurement gain on Physical Delivery Forward and Prepaid Forward				$ 38,236	$ 0	$ 0
Own-Share Lending Arrangement
Subsidiary or Equity Method Investee [Line Items]
Maximum amount allowed under physical delivery forward			$ 60,000
Physical Delivery Forward
Subsidiary or Equity Method Investee [Line Items]
Maximum amount allowed under physical delivery forward	$ 60,000	$ 60,000
Consecutive trading days		15 days
Consideration received on transaction	$ 58,500
Number of shares issued in transaction	3.8
Price per share (USD per share)	$ 15.40
Carrying amount	$ 64,100
Remeasurement gain on Physical Delivery Forward and Prepaid Forward				$ 8,500